COMMITMENTS AND CONTINGENCIES - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 15, 2024	Mar. 24, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments [Line Items]
Contractual capital commitments			$ 41,600	$ 58,300
Royalty payments			4,907	2,145	$ 0
Novartis
Commitments [Line Items]
Contractual capital commitments		$ 180,000
Milestone payment amount		20,500
Milestone payments during period			$ 10,400
Net sales threshold limit to reach capital commitments		500,000
First milestone payment amount		5,000
First net sales milestone amount		$ 50,000
Royalty fees over net sales (percentage)			18.00%
Royalty fees, amount of net sales to be exceeded			$ 300,000
Royalty fees, payment term			10 years
Minimum royalty liability, percentage			12.00%
Minimum royalty liability applicable sales limit			$ 150,000
Royalty payments			4,900	$ 2,100	$ 0
Abliva AB
Commitments [Line Items]
Price per share (in Swedish krona per share)	$ 0.45
Public cash offer transaction value	$ 66,100
Within one year
Commitments [Line Items]
Contractual capital commitments			24,800
2024 and after
Commitments [Line Items]
Contractual capital commitments			$ 16,800